CASH AND CASH EQUIVALENTS - Schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 03, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand	$ 1,885	$ 2,019
Bank balances	664,173	552,187
Overnight	103,761	75,236
Total Cash	769,819	629,442
Cash equivalents
Time deposits	1,110,656	995,613
Mutual funds	77,313	89,706
Total cash equivalents	1,187,969	1,085,319
Total cash and cash equivalents	1,957,788	1,714,761	$ 1,216,675	$ 1,100,000	$ 1,046,835
Interest earning bank balances	$ 590,463	$ 391,966